Income Taxes - Components of Tax Provision (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Deferred	$ 489	$ 298
Tax provision	$ 489	$ 298